SHARE CAPITAL - Additional information (Details) $ / shares in Units, $ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Aug. 30, 2019 CAD ($) $ / shares shares	Aug. 30, 2019 USD ($) shares	Mar. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
SHARE CAPITAL
Deferred tax expense (income)			$ 1.9	$ (3.0)	$ (14.5)
Issuance of common shares | shares	93,750,000	93,750,000		93,750,000
Shares issued in equity offering, price per share | $ / shares	$ 1.60
Net proceeds on equity offering		$ 106.7		$ 106.7	0.0
Gross proceeds on equity offering	$ 150.0
Share-based payment expenses recognized in operating expenses				$ 1.0	$ 0.0